Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2017
Equity [Abstract]
Outstanding Shares
As of June 30, 2017, the following shares of TerraForm Power were outstanding:

Share Class:	Shares Outstanding	Shareholder(s)
Class A common stock	92,268,474	*
Class B common stock	48,202,310	SunEdison
Total Shares	140,470,784
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*
Class A common stockholders are comprised of public and private investors, executive officers, management and personnel who provide services to the Company. Shares of Class A common stock outstanding exclude 276,131 shares of common stock held in treasury. The total par value of Class A common stock reflected on the unaudited condensed consolidated balance sheet and unaudited condensed consolidated statement of stockholders' equity as of June 30, 2017 includes the shares of stock held in treasury.